Common stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Federal Home Loan Banks [Abstract]
Restricted Common Stock Activity

The following is a summary of restricted common stock activity:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2017	169,654	$0.10
Issued	—	—
Vested	(169,654)	0.10
Forfeited	—	—

Unvested at September 30, 2018	—	$—

The following is a summary of restricted common stock activity:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2017	5,334	$10.51
Issued	—	—
Vested	(2,625)	9.95
Forfeited	—	—

Unvested at September 30, 2018	2,709	$11.05

The following is a summary of restricted common stock activity:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2016	1,185,958	$0.10
Issued	—	—
Vested	(1,016,304)	0.10
Forfeited	—	—

Unvested at December 31, 2017	169,654	$0.10

The following is a summary of restricted common stock activity:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2016	10,834	$9.72
Issued	—	—
Vested	(5,500)	8.95
Forfeited	—	—

Unvested at December 31, 2017	5,334	$10.51

Shares reserved for future issuance

The Company has reserved the following number of shares of common stock for future issuance:

	As of December 31,
	2017	2016
Stock-based compensation awards	3,439,820	2,722,573
Vesting of restricted common stock	174,988	1,196,792
Employee stock purchase plan	534,274	354,569

Total	4,149,082	4,273,934